COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS [Abstract]
Rental expenses	$ 352	$ 172	$ 180
Future minimum lease commitments under non-cancelable operating lease agreements, 2016	191
Future minimum lease commitments under non-cancelable operating lease agreements, 2017	59
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 103